Organization and Principal Activities (Details) - USD ($)				4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2016	Apr. 17, 2014	Mar. 21, 2014	Apr. 16, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major Subsidiaries And Consolidated VIEs
Selling, general and administrative expenses						$ 521,797,022	$ 475,445,516	$ 366,341,900
Ordinary Shares | Initial public offering
Major Subsidiaries And Consolidated VIEs
Number of shares issued or sold		11,500,000
Net proceeds from IPO		$ 101,400,000
ADSs | Initial public offering
Major Subsidiaries And Consolidated VIEs
Number of shares issued or sold		11,500,000
Share price		$ 10.00
Tencent | Ordinary Shares | Initial public offering
Major Subsidiaries And Consolidated VIEs
Share price		$ 10.00
Tencent | Ordinary Shares | Private placement
Major Subsidiaries And Consolidated VIEs
Number of shares issued or sold		2,029,420
Net proceeds from private placement		$ 18,900,000
SINA
Major Subsidiaries And Consolidated VIEs
Corporate service under transitional service agreement						$ 9,841,434	6,093,974	$ 6,630,010
Shanghai SINA Leju
Major Subsidiaries And Consolidated VIEs
Ownership percentage						100.00%
City RE-House
Major Subsidiaries And Consolidated VIEs
Ownership percentage						100.00%
Shanghai Yi Yue
Major Subsidiaries And Consolidated VIEs
Ownership percentage						100.00%
Beijing Maiteng
Major Subsidiaries And Consolidated VIEs
Ownership percentage						84.00%
E-House
Major Subsidiaries And Consolidated VIEs
Selling, general and administrative expenses				$ 2,857,251
Corporate service under transitional service agreement					$ 10,399,978	$ 8,585,821	$ 6,040,071
E-House | Tencent | Share purchase and subscription agreement
Major Subsidiaries And Consolidated VIEs
Number of subsidiary shares acquired by counterparty			19,201,800
Consideration received			$ 180,000,000
E-House | SINA
Major Subsidiaries And Consolidated VIEs
Aggregate consideration of ordinary shares repurchased, ordinary shares transferred (in shares)	40,651,187
Aggregate consideration of ordinary shares repurchased, cash payment	$ 129,038,150